RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Due from inter-companies		¥ 28,127	$ 3,962	¥ 29,179
Linze Origin Seeds Ltd [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage		49.00%	49.00%
Linze Origin Seeds Ltd [Member]
Related Party Transaction [Line Items]
Borrowing	¥ 27,000
Loan offered	¥ 20,000
Linze Fumin [Member] | Linze Fumin [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage		51.00%	51.00%